GRAPHIC -- JEWELER'S LOOP AND DIAMONDS


---------------------------------------
COLONIAL VALUE FUND       ANNUAL REPORT
---------------------------------------

June 30, 1999

--------------------------------------------------------------------------------
                              COLONIAL VALUE FUND
--------------------------------------------------------------------------------

                                        PRESIDENT'S MESSAGE

                                        Dear Shareholder:

                                        The past 12 months were characterized by considerable volatility in the U.S. stock market. In the first six months, fears of global recession and inflation caused a flight to quality with investments in well-known, blue-chip stocks.

          As a result, a select group of large-cap growth stocks dominated the market for most of the period, providing a difficult environment for value-oriented investment managers. Investors continued to seek earnings growth at seemingly any price.

          Later in the period, as global economic conditions improved and the fear of possible recession faded, investors began shifting assets into economically sensitive stocks. This renewed interest in value stocks helped the performance of cyclical sectors, such as basic materials, manufacturing and energy. Value stocks greatly outperformed growth stocks in March, April and May. For the 12-month period ended June 30, 1999, the Fund's Class A shares generated a total return of 15.07% without a sales charge.(1)

          The following report details the Fund's investment philosophy and the strategies that helped the Fund's performance in this volatile market. As always, we thank you for choosing Colonial Value Fund and for giving us the opportunity to serve your investment needs.


          Respectfully,


          /s/ Stephen E. Gibson
          Stephen E. Gibson
          President
          August 11, 1999

         TABLE OF CONTENTS

         1  HIGHLIGHTS
         2  PORTFOLIO MANAGER'S
            REPORT
         4  PERFORMANCE
         5  PORTFOLIO OF INVESTMENTS
         7  FINANCIAL STATEMENTS
         9  NOTES TO FINANCIAL STATEMENTS
         12 FINANCIAL HIGHLIGHTS

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------


(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper Growth & Income Funds category was 14.48% for the 12 months ended June 30, 1999. The Fund's Class A shares were ranked in the second quartile (394 out of 843 funds) for the one-year period and in the third quartile (260 out of 515 funds) for the three-year period. Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

*    DECLINING GLOBAL ECONOMIC CONDITIONS WEAKENED FUND'S EARLY PERFORMANCE.
     A flight to quality early in the period benefited large-cap growth stocks, but detracted from the performance of value stocks.

*    LARGE-CAP GROWTH STOCKS LED THE MARKET FOR MUCH OF THE YEAR.
     A select number of large-capitalization growth stocks dominated the market for much of the year, as investors continued to buy stocks selling above their fundamental valuations particularly those in the technology sector.

*    INVESTOR SENTIMENT SHIFTED MARKET LEADERSHIP LATE IN THE PERIOD.
     Investors shifted assets into value stocks as signs of improving global economic conditions and stronger-than-expected economic growth in the U.S. renewed investor confidence.

*    FUND PERFORMED WELL RELATIVE TO ITS PEERS.
     During the past 12 months, the Fund returned 15.07% without a sales charge, outperforming the Lipper Growth & Income Funds category average, which posted a total return of 14.48%. The Fund lagged the 12-month performance of the S&P 500 Index due to the S&P 500's overweighting in technology stocks.


                   COLONIAL VALUE FUND OUTPERFORMS ITS PEERS
                                 6/30/98-6/30/99
[GRAPH]

15.07%    Colonial Value Fund, Class A
14.48%    Lipper Growth & Income Funds Category Average
22.76%    S&P 500 Index

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                         12-MONTH TOTAL RETURNS FOR
                         THE PERIOD ENDED 6/30/99(1)1

                          Without            With Sales
                       Sales Charge            Charge
Class A                   15.07%               8.46%
Class B                   14.23%               9.40%
Class C                   14.21%              13.25%
Class Z                   15.21%               N/A

                         NET ASSET VALUE PER SHARE
                               AS OF 6/30/99
Class A                                       $13.43
Class B                                       $13.42
Class C                                       $13.42
Class Z                                       $13.43


                          12-MONTH DISTRIBUTIONS
                               AS OF 6/30/99
Class A                                       $2.169
Class B                                       $2.046
Class C                                       $2.044
Class Z(2)                                    $0.074

(1) The "with sales charge" returns include the maximum sales charge of 5.75% for Class A shares and the maximum applicable contingent deferred sales charge for 12 months of 5% for Class B shares and 1% for Class C shares.

(2) Distributions for Class Z shares are for the period 12/1/98 through 6/30/99.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWNS VS. S&P INDEX AS OF 6/30/99

[GRAPH] (First number represents Fund, second represents S&P 500 Index)

CONSUMER CYCLICALS                  21.7%
                                    12.2%

FINANCIALS                          15.1%
                                    16.2%

ENERGY/NATURAL RESOURCES            11.5%
                                     6.1%

BASIC INDUSTRIES                    10.6%
                                     8.0%

CONSUMER STAPLES                    10.6%
                                     3.1%

HEALTHCARE                           8.4%
                                    10.8%

UTILITIES                            6.3%
                                    11.8%

CAPITAL GOODS                        5.9%
                                     7.5%

TECHNOLOGIES                         5.3%
                                    21.4%

SERVICES                             1.3%
                                     0.8%

BASIC MATERIALS                      0.9%
                                     1.0%

TRANSPORTATION                       0.6%
                                     1.2%

FUND AS OF 6/30/99

S&P 500 INDEX


Sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

MIXED ENVIRONMENT FOR VALUE STOCKS

For much of the period, concerns about a global recession created a flight to quality, and investors sought the stability of big name, blue-chip stocks, mostly large technology companies. The top 18 growth stocks dominated the market, proving a difficult environment for investors. However, the market broadened late in the period, and the Fund benefited as value stocks performed well.

Despite several shifts in market sentiment, we stuck to our discipline and sought companies with solid management and good business plans that are currently out of favor with the market. We believe this strategy can provide the potential for significant long-term growth should these companies regain favor. For the 12-month period ended June 30, 1999, the Fund had a total return of 15.07% for Class A shares, without a sales charge. Similarly, the average Lipper growth and income fund returned 14.48%. By comparison, the S&P 500 Index, the Fund's benchmark, posted a total return of 22.76%. Much of the difference in performance can be attributed to the performance of technology stocks in the beginning of 1999.

MARKET TURNAROUND STRENGTHENED VALUE STOCKS

Most of the turnaround occurred during the first six months of 1999 when global economic conditions improved and investors' fear of global recession subsided. As a result, investors showed an increased interest in value stocks -- particularly those in consumer cyclicals, which helped to boost the Fund's performance. Whirlpool (1.9% of net assets) represents a large growth opportunity for the Fund for two reasons. First, as a large exporter of washers and dryers to Brazil, the company has strengthened its position due to improving financial conditions in Brazil. Second, the U.S. housing market remains strong, resulting in increased demand.

FINANCIAL SERVICES AND HEALTHCARE STOCKS PROVIDED ATTRACTIVE GAINS

Although overall performance in the financial services sector has lagged over the past 12 months, improving global economic conditions encouraged investors to seek a wider stock selection. Thus, we reevaluated our positions in the sector. Two stocks that performed well during the period were Bank One and Washington Mutual (2.1% and 1.8% of net assets, respectively). Bank One's technological expertise and developments in Internet banking have helped to improve the company's fundamentals. Washington Mutual, the country's largest savings and loan institution, has benefited from the industry's consolidation trend.

Healthcare is another sector that represents growth opportunity for the Fund. United Healthcare (2.0% of net assets), an HMO, incorrectly set their pricing model. As a result, the company's margins tightened. During the period, management realized the problem and corrected it; however, as of June 30, 1999, it still sold for a discount. Most of the healthcare sector, which primarily consists of drug companies, remained historically overvalued at the end of the period.

HEALTHY ECONOMY SHOULD CONTINUE INTO THE MILLENNIUM

Looking ahead, we see little indication of an economic slowdown. Although we agree that economic strength may taper slightly, our outlook for continued consumer spending, steady short-term rates, moderate capital spending and increasing corporate profits could have a positive effect on U.S. economic growth. As global economies continue to recover from recent turmoil, we believe investors will continue to focus on diversifying their stock selection and show continued interest in value stocks. We think the outlook is positive for cyclical stocks, particularly those in manufacturing, finance, natural resources and energy sectors.

/s/ --------------------
SCOTT SCHERMERHORN is portfolio manager of Colonial Value Fund and is a senior vice president of Colonial Management Associates, Inc.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Total returns include changes in share price and reinvestment of distributions. Portfolio holdings are as of 6/30/99 and are subject to change.



BOUGHT
--------------------------------------------------------------------------------
BANK ONE
WASHINGTON MUTUAL
Bank One adds value through its solid credit position and its advancements in Internet banking. Washington Mutual also provides potential value through its acquisition of Great Western in early 1999.

SOLD
--------------------------------------------------------------------------------
OXFORD HEALTH PLANS
We sold Oxford Health Plans, a managed healthcare company providing health benefit plans, as it reached our price objective and became more fully-valued.

TOP 10 HOLDINGS AS OF 6/30/99
Boeing                               2.2%
--------------------------------------------------------------------------------
Mattel Inc.                          2.1%
--------------------------------------------------------------------------------
Bank One Corp.                       2.1%
--------------------------------------------------------------------------------
Kmart Corp.                          2.1%
--------------------------------------------------------------------------------
Royal Dutch Petro-NY                 2.1%
--------------------------------------------------------------------------------
Schlumberger Ltd.                    2.1%
--------------------------------------------------------------------------------
Burlington Resources                 2.0%
--------------------------------------------------------------------------------
Nordstrom Inc.                       2.0%
--------------------------------------------------------------------------------
United Healthcare Co.                2.0%
--------------------------------------------------------------------------------
Potash Corp. Saskatch                2.0%
--------------------------------------------------------------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

ANNUAL REPORT: COLONIAL VALUE FUND

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     COLONIAL VALUE CLASS A SHARE INVESTMENT PERFORMANCE VS. S&P 500 INDEX
                Change in Value of $10,000 from 4/1/96 - 6/30/99

[GRAPH]

$25,000
-------        S&P 500 Index
               -------------

               Fund without                                 $22,487
 20,000        sales charge
-------        ------------

               Fund with                                    $18,628
 15,000        sales charge                                 $17,557
-------        ------------

 10,000
-------

               4/1/96                                       6/30/99



CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM 4/1/96 TO 6/30/99

SHARE CLASS                         A          B            C           Z
--------------------------------------------------------------------------------
Without Sales Charge             $18,628    $18,181      $18,179    $18,650
--------------------------------------------------------------------------------
With Sales Charge                 17,557     17,881       18,179     18,650
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                      A                     B                    C                  Z
Inception(1)                   4/1/96                4/1/96               4/1/96            12/1/98
---------------------------------------------------------------------------------------------------
                         Without     With       Without    With      Without     With       Without
                          Sales      Sales       Sales     Sales      Sales      Sales       Sales
                         Charge      Charge     Charge     Charge    Charge      Charge     Charge
---------------------------------------------------------------------------------------------------
1 YEAR                    15.07%      8.46%     14.23%      9.40%     14.21%     13.25%     15.21%
3 years                   21.67      19.29      20.77      20.08      20.76      20.76      21.72
LIFE ..                   21.10      18.91      20.20      19.59      20.19      20.19      21.14


(1) The Fund was first made available to the public on November 2, 1998. Prior to that date, the Fund's management team and investment strategy were different.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 3% since inception for Class B shares, and 1% for one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns of the Fund's Class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been higher.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 1999
(In thousands)

COMMON STOCKS - 98.2%                                       SHARES      VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 17.9%
DEPOSITORY INSTITUTIONS - 5.3%
Bank One Corp.                                               14         $  839
J.P. Morgan & Co., Inc.                                       4            562
Washington Mutual Inc.                                       20            707
                                                                        ------
                                                                         2,108
                                                                        ------
INSURANCE AGENTS & BROKERS - 1.0%
Marsh & McLennan Cos., Inc.                                   5            408
                                                                        ------
INSURANCE CARRIERS - 11.6%
Allstate Corp.                                               16            584
Cigna Corp.                                                   4            365
Humana Inc.                                                  31            401
Loews Corp.                                                   5            403
MBIA Inc.                                                     9            583
Travelers Property Casualty Corp.                            16            626
United Healthcare Corp.                                      13            795
UNUM Corp.                                                   11            602
XLCapital Ltd., Class A                                       5            283
                                                                        ------
                                                                         4,642
--------------------------------------------------------------------------------
MANUFACTURING - 48.0%
APPAREL - 1.0%
Liz Claiborne Inc.                                           11            409
                                                                        ------
CHEMICALS & ALLIED PRODUCTS - 3.1%
Merck & Co., Inc.                                             6            451
Pharmacia & Upjohn Inc.                                       6            341
Sherwin-Williams Co.                                         16            433
                                                                        ------
                                                                         1,225
                                                                        ------
COMMUNICATIONS EQUIPMENT - 1.9%
Motorola Inc.                                                 8            739
                                                                        ------
FABRICATED METAL - 2.6%
Crown Cork & Seal Co., Inc.                                  10            291
Newell Rubbermaid Inc.                                       16            748
                                                                        ------
                                                                         1,039
                                                                        ------
FOOD & KINDRED PRODUCTS - 8.5%
Archer Daniels Midland Co.                                   48            739
Conagra Inc.                                                 24            639
Corn Products International Inc.                             16            480
Dole Foods Co., Inc.                                          9            250
Philip Morris Co., Inc.                                      19            764
Tyson Foods Inc.                                             23            527
                                                                        ------
                                                                         3,399
HOUSEHOLD APPLIANCES - 1.9%                                             ------
Whirlpool Corp.                                              10            747
                                                                        ------
MACHINERY & COMPUTER EQUIPMENT - 1.8%
Hewlett-Packard Co.                                           4            392
Ingersoll Rand Co.                                            5            317
                                                                        ------
                                                                           709
                                                                        ------
MEASURING & ANALYZING INSTRUMENTS - 2.7%
Eastman Kodak Co.                                             9            610
Raytheon Co., Class A                                         7            482
                                                                        ------
                                                                         1,092
                                                                        ------

                                                            SHARES      VALUE
MISCELLANEOUS MANUFACTURING - 2.1%
Mattel Inc.                                                  32         $  846
                                                                        ------
PAPER PRODUCTS - 5.0%
International Paper Co.                                      14            717
Kimberly Clark Corp.                                         12            696
Westvaco Corp.                                               20            580
                                                                        ------
                                                                         1,993
                                                                        ------
PETROLEUM REFINING - 6.4%
Ashland Inc.                                                 13            522
Repsol SA                                                    33            670
Royal Dutch Petroleum Co.                                    14            837
USX-Marathon Group                                           17            554
                                                                        ------
                                                                         2,583
                                                                        ------
PRIMARY METAL - 0.9%
Nucor Corp.                                                   7            351
                                                                        ------

STONE, CLAY, GLASS & CONCRETE - 1.5%
Minnesota Mining & Manufacturing Co.                          7            600
                                                                        ------

TRANSPORTATION EQUIPMENT - 8.6%
Boeing Co.                                                   20            897
Delphi Automotive Systems Corp.                              22            402
General Motors Corp.                                         11            706
Lockheed Martin Corp.                                        18            671
Magna International Inc., Class A                             9            511
Navistar International Corp.                                  5            250
                                                                        ------
                                                                         3,437
--------------------------------------------------------------------------------
MINING & ENERGY - 7.0%
CRUDE PETROLEUM & NATURAL GAS - 2.0%
Burlington Resources Inc.                                    19            809
                                                                        ------

NONMETALLIC, EXCEPT FUELS - 2.0%
Potash Corp. of Saskatchewan Inc.                            15            781
                                                                        ------

OIL & GAS FIELD SERVICES - 3.0%
Diamond Offshore Drilling Inc.                               13            372
Schlumberger Ltd.                                            13            828
                                                                        ------
                                                                         1,200
                                                                        ------
--------------------------------------------------------------------------------
RETAIL TRADE - 9.6%
APPAREL & ACCESSORY STORES - 2.0%
Nordstrom Inc.                                               24            801
                                                                        ------

FOOD STORES - 2.0%
Albertson's Inc.                                             15            779
                                                                        ------
GENERAL MERCHANDISE STORES - 3.6%
Dillards Inc.                                                18            618
Kmart Corp.                                                  51            838
                                                                        ------
                                                                         1,456
                                                                        ------

MISCELLANEOUS RETAIL - 1.6%
Toys R Us Inc.                                               31            641
                                                                        ------
RESTAURANTS - 0.4%
Tricon Global Restaurants Inc. (a)                            3            157
                                                                        ------

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO CONTINUED
--------------------------------------------------------------------------------
June 30, 1999
(In thousands)


                                                            SHARES       VALUE
--------------------------------------------------------------------------------
SERVICES - 7.0%
BUSINESS SERVICES - 1.3%
Manpower Inc.                                                23        $   509
                                                                       -------

COMPUTER RELATED SERVICES - 2.4%
Electronic Data Systems Corp.                                10            565
First Data Corp.                                              8            382
                                                                       -------
                                                                           947
                                                                       -------
HEALTH SERVICES - 3.3%
Columbia/HCA Healthcare Corp.                                34            778
Healthsouth Corp.                                            36            538
                                                                       -------
                                                                         1,316
                                                                       -------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 8.7%
AIR TRANSPORTATION - 0.6%
KLM Royal Dutch Air-NY Reg                                    8            223
                                                                       -------

COMMUNICATIONS - 0.7%
Viacom Inc., Class B                                          6            282
                                                                       -------
ELECTRIC SERVICES - 4.2%
Central & South West Corp.                                   29            669
Entergy Corp.                                                10            319
PG&E Corp.                                                   11            357
Reliant Energy Inc.                                          12            326
                                                                       -------
                                                                         1,671
GAS SERVICES - 1.2%                                                    -------
Coastal Corp.                                                 6            240
Consolidated Natural Gas Co.                                  4            237
                                                                       -------
                                                                           477
                                                                       -------
TELECOMMUNICATION - 0.8%
GTE Corp.                                                     2        $   114
SBC Communications, Inc., Class A                             2            116
US West Inc.                                                  2             94
                                                                       -------
                                                                           324
                                                                       -------
WATER TRANSPORTATION - 1.2%
Tidewater Inc.                                               15            470
                                                                       -------
TOTAL COMMON STOCKS (cost of  $35,633)(b)                               39,170
                                                                       -------
SHORT-TERM OBLIGATIONS - 4.8%                               PAR
--------------------------------------------------------------------------------
Repurchase agreement with SBC
  Warburg Ltd., dated 06/30/99, due
  07/01/99 at 4.800%, collateralized
  by U.S. Treasury bonds and/or notes
  with various maturities to 2027, market
  value $1,993, (repurchase
  proceeds $1,925)                                       $1,925          1,925
                                                                       -------

OTHER ASSETS & LIABILITIES, NET - (3.0%)                                (1,212)
------------------------------------------------------------------------------
NET ASSETS - 100%                                                      $39,883
                                                                       -------
NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
(a)  Non-income producing
(b)  Cost for federal income tax purposes is the same





6    See notes to financial statements.

--------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------
June 30, 1999
(In thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $35,633)                                                  $39,170
Short-term obligations                                                                 1,925
                                                                                     -------
                                                                                      41,095
Cash                                                                   $  298
Receivable for:
    Fund shares sold                                                    1,059
    Dividends                                                              52
    Expense reimbursement due from Advisor                                 34
    Deferred organization expenses                                         19          1,462
                                                                       ------        -------
        Total Assets                                                                  42,557
                                                                                     =======
LIABILITIES
Payable for:
    Investments purchased                                               2,653
    Fund shares repurchased                                                13
Accrued:
    Deferred Trustees fees                                                  1
    Other                                                                   7
                                                                       ------
        Total Liabilities                                                              2,674
                                                                                     -------
        Net Assets                                                                   $39,883
                                                                                     =======
Net asset value & redemption price per share - Class A
        ($12,732/948)                                                                $ 13.43(a)
                                                                                     =======
Maximum offering price per share - Class A
        ($13.43/0.9425)                                                              $ 14.25(b)
                                                                                     =======
Net asset value & offering price per share - Class B
        ($17,569/1,310)                                                              $ 13.42(a)
                                                                                     =======
Net asset value & offering price per share - Class C
        ($1,394/104)                                                                 $ 13.42(a)
                                                                                     =======
Net asset value, offering & redemption price per share - Class Z
        ($8,188/610)                                                                 $ 13.43
                                                                                     =======
COMPOSITION OF NET ASSETS
Capital paid in                                                                      $35,802
Overdistributed net investment income                                                     (4)
Accumulated net realized gain                                                            548
Net unrealized appreciation                                                            3,537
                                                                                     -------
                                                                                     $39,883
                                                                                     =======

--------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------
For the Year Ended June 30, 1999
(In thousands)

INVESTMENT INCOME
Dividends                                                                            $   268
Interest                                                                                  18
                                                                                     -------
        Total Investment Income (net of nonclaimable foreign
        taxes withheld at source which amounted to $3)                                   286
EXPENSES
Management fee                                                        $   111
Service fee - Class A, B, C                                                29
Distribution fee - Class B                                                 39
Distribution fee - Class C                                                  4
Transfer agent fee                                                         37
Bookkeeping fee                                                            27
Trustee fee                                                                 8
Custodian fee                                                               3
Audit fee                                                                  12
Legal fee                                                                   3
Registration fee                                                           61
Reports to shareholders                                                     3
Amortization of deferred organization expenses                             10
Other                                                                       7
                                                                      -------
                                                                          354
Fees and expenses waived or borne by the Advisor                         (176)           178
                                                                      -------        -------
        Net Investment Income                                                            108
                                                                                     -------
NET REALIZED & UNREALIZED GAIN
ON PORTFOLIO POSITIONS
Net realized gain                                                         829
Net change in net unrealized appreciation/depreciation                  2,668
                                                                      -------
        Net Gain                                                                       3,497
                                                                                     -------
INCREASE IN NET ASSETS FROM OPERATIONS                                               $ 3,605
                                                                                     =======


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.                                             7

--------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
(In thousands)
                                                                                  YEAR ENDED JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                1999(a)        1998(b)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                           $   108        $   17
Net realized gain                                                                   829           601
Net unrealized appreciation                                                       2,668           343
                                                                                -------        ------
        Net Increase from Operations                                              3,605           961
                                                                                -------        ------
DISTRIBUTIONS:
From net investment income -- Class A                                               (82)          (38)
In excess of net investment income -- Class A                                       (11)           --
From net realized gains -- Class A                                                 (563)         (394)
From net investment income -- Class B                                               (12)           (1)
In excess of net investment income -- Class B                                        (2)           --
From net realized gains -- Class B                                                  (55)          (39)
From net investment income -- Class C                                                (3)           (1)
In excess of net investment income -- Class C                                        (1)           --
From net realized gains -- Class C                                                  (55)          (39)
From net investment income -- Class Z                                               (23)           --
In excess of net investment income -- Class Z                                        (3)           --
                                                                                -------        ------
                                                                                  2,795           449
                                                                                -------        ------
FUND SHARE TRANSACTIONS:
        Receipts for shares sold -- Class A                                       7,946             4
Value of distributions reinvested -- Class A                                        653           432
Cost of shares repurchased -- Class A                                              (632)           (c)
                                                                                -------        ------
                                                                                  7,967           436
                                                                                -------        ------
Receipts for shares sold -- Class B                                              17,193            --
Value of distributions reinvested -- Class B                                         67            40
Cost of shares repurchased -- Class B                                            (1,492)           --
                                                                                -------        ------
                                                                                 15,768            40
                                                                                -------        ------
Receipts for shares sold -- Class C                                                 930            --
Value of distributions reinvested -- Class C                                         59            40
Cost of shares repurchased -- Class C                                               (20)           --
                                                                                -------        ------
                                                                                    969            40
                                                                                -------        ------

Receipts for shares sold -- Class Z                                               7,539            --
Value of distributions reinvested -- Class Z                                         25            --
Cost of shares repurchased -- Class Z                                                --            --
                                                                                -------        ------
                                                                                  7,564            --
                                                                                -------        ------
Net Increase from Fund share transactions                                        32,268           516
                                                                                -------        ------
        Total Increase                                                           35,063           965

NET ASSETS
Beginning of period                                                               4,820         3,855
End of period (net of overdistributed and                                       -------        ------
including undistributed net investment income of $4 and $12, respectively)      $39,883        $4,820
                                                                                =======        ======
NUMBER OF FUND SHARES
Sold -- Class A                                                                     653            (c)
Issued for distributions reinvested -- Class A                                       58            35
Repurchased -- Class A                                                              (52)           (c)
                                                                                -------        ------
                                                                                    659            35
                                                                                -------        ------
Sold -- Class B                                                                   1,396            --
Issued for distributions reinvested -- Class B                                        6             3
Repurchased -- Class B                                                             (120)           --
                                                                                -------        ------
                                                                                  1,282             3
                                                                                -------        ------
Sold -- Class C                                                                      72            --
Issued for distributions reinvested -- Class C                                        5             3
Repurchased -- Class C                                                               (1)           --
                                                                                -------        ------
                                                                                     76             3
                                                                                -------        ------
Sold -- Class Z                                                                     608            --
Issued for distributions reinvested -- Class Z                                        2            --
                                                                                -------        ------
                                                                                    610            --
                                                                                -------        ------

(a) Class Z shares were initially offered on December 1, 1998.
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Rounds to less than one.


8    See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1999

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION

Colonial Value Fund, formerly Colonial Equity Income Fund (the Fund), a series of Liberty Funds Trust VI, formerly Colonial Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Effective December 1, 1998, the Fund began offering Class Z shares which are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.


INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES
The Fund incurred expenses of $53,387 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.


DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
June 30, 1999


accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.


FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate to the Advisor provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expense.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee was reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $5,342 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $30,154 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
June 30, 1999


EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended June 30, 1999, purchases and sales of investments, other than short-term obligations, were $39,980,208 and $9,052,760, respectively.

Unrealized appreciation (depreciation) at June 30, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation                        $4,262,489
  Gross unrealized depreciation                          (725,005)
                                                       ----------
        Net unrealized appreciation                    $3,537,484
                                                       ==========
OTHER
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended June 30, 1999.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
At June 30, 1999, Keyport Life Insurance Company, Colonial Counselor Select Growth Portfolio and Colonial Counselor Select Balanced Portfolio owned 13.9%, 11.1%, and 9.2%, respectively of the Fund's outstanding shares.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                                 YEAR ENDED JUNE 30, 1999
                                                                  -----------------------------------------------------------
                                                                   CLASS A         CLASS B         CLASS C        CLASS Z(c)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $13.960          $13.910          $13.910          $11.230
                                                                  -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)(b)                                        0.137            0.043            0.044            0.089
Net realized and unrealized gain                                    1.502            1.513            1.510            2.185
                                                                  -------          -------          -------          -------
    Total from Investment Operations                                1.639            1.556            1.554            2.274
                                                                  -------          -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                         (0.201)          (0.093)          (0.091)          (0.065)
In excess of net investment income                                 (0.028)          (0.013)          (0.013)          (0.009)
From net realized gains                                            (1.940)          (1.940)          (1.940)             --
                                                                  -------          -------          -------          -------
    Total Distributions Declared to Shareholders                   (2.169)          (2.046)          (2.044)          (0.074)
                                                                  -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                    $13.430          $13.420          $13.420          $13.430
                                                                  =======          =======          =======          =======
Total return (d)(e)                                                 15.07%           14.23%           14.21%           20.30%
                                                                  =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         1.00%            1.75%            1.75%            0.75%(g)
Fees and expenses waived or borne by the Advisor (f)                 1.28%            1.28%            1.28%            1.08%(g)
Net investment income (f)                                            1.07%            0.32%            0.32%            1.21%(g)
Portfolio turnover                                                     65%              65%              65%              65%
Net Assets at End of Period (000)                                 $12,732          $17,569          $ 1,394          $ 8,188

  (a) Net of fees and expenses waived or borne by the
      Advisor which amounted to:                                  $ 0.160          $ 0.160          $ 0.160          $ 0.079
  (b) Per share data was calculated using average shares
      outstanding during the period.
  (c) Class Z shares were initially offered on December 1, 1998.
      Per share amounts reflect activity from that date.
  (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
  (e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
  (f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
  (g) Annualized.
-----------------------------------------------------------------------------------------------------------------------------
Federal Income Tax information (unaudited)
100% of the ordinary income distributed by the Fund in the year ended June 30, 1999 qualifies for the corporate dividends received deduction.
For the fiscal year ended June 30, 1999 the Fund earned $273,795 of long term capital gains all of which is 20% rate gain.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:
                                                                     1998                                1997
                                                       ----------------------------------   ---------------------------------
YEAR ENDED JUNE 30                                     CLASS A      CLASS B     CLASS C(c)   CLASS A     CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING                              $12.690    $12.630      $12.630      $10.280    $10.260      $10.260
OF PERIOD INCOME FROM INVESTMENT                        -------    -------      -------      -------    -------      -------
OPERATIONS:
Net investment income (loss)(a)(b)                        0.070     (0.031)      (0.031)       0.141      0.058        0.058
Net realized and unrealized gain                          2.900      2.897        2.897        2.428      2.413        2.413
                                                        -------    -------      -------      -------    -------      -------
    Total from Investment Operations                      2.970      2.866        2.866        2.569      2.471        2.471
                                                        -------    -------      -------      -------    -------      -------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net income                                          (0.150)    (0.036)      (0.036)      (0.159)    (0.101)      (0.101)
From net realized gains                                  (1.550)    (1.550)      (1.550)         --         --           --
                                                        -------    -------      -------      -------    -------      -------
    Total Distributions Declared
      to Shareholders                                    (1.700)    (1.586)      (1.586)      (0.159)    (0.101)      (0.101)
                                                        -------    -------      -------      -------    -------      -------
NET ASSET VALUE, END OF PERIOD                          $13.960    $13.910      $13.910     $ 12.690    $12.630      $12.630
                                                        -------    -------      -------      -------    -------      -------
Total return(e)(f)                                        24.99%     24.13%       24.13%      25.23%     24.23%        24.23%
                                                        -------    -------      -------      -------    -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses(h)                                                1.52%      2.27%        2.27%       1.55%      2.30%         2.30%
Fees and expenses waived or borne
  by the Advisor(h)                                        2.11%      2.11%        2.11%       2.64%      2.64%         2.64%
Net investment income(h)                                   0.52%     (0.23)%      (0.23)%      1.27%      0.52%         0.52%
Portfolio turnover                                           79%        79%          79%        129%       129%          129%
Net assets at end of period (000)                       $ 4,029       $395      $   396     $ 3,217     $  319       $   319

(a)  Net of fees and expenses waived
     or borne by the Advisor
     which amounted to:                                  $0.285     $0.285      $ 0.285      $ 0.292    $ 0.292      $ 0.292
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Class D shares were redesignated Class C shares on July 1, 1997.
(d)  The Fund commenced investment operations on March 25, 1996. The activity shown is from effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)  Annualized.

YEAR ENDED JUNE 30                                                                         1996(d)
                                                                 ------------------------------------------------------------
                                                                     CLASS A               CLASS B               CLASS C
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING                                          $ 9.940                $ 9.940               $ 9.940
                                                                    -------                -------               -------
OF PERIOD INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(a)(b)                                    0.044                  0.024                 0.024
Net realized and unrealized gain                                      0.296                  0.024                 0.296
                                                                    -------                -------               -------
  Total from Investment Operations                                    0.340                  0.320                 0.320
                                                                    -------                -------               -------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net income                                                         --                     --                    --
From net realized gains                                                 --                     --                    --
                                                                    -------                -------               -------
    Total Distributions Declared
      to Shareholders                                                   --                     --                    --
                                                                    -------                -------               -------
NET ASSET VALUE, END OF PERIOD                                      $10.280                $10.260               $10.260
                                                                    -------                -------               -------
Total return(e)(f)                                                     3.42%(g)               3.22%(g)              3.22%(g)
                                                                    -------                -------               -------
RATIOS TO AVERAGE NET ASSETS
Expenses(h)                                                            1.55%(i)               2.30%(i)              2.30%(i)
Fees and expenses waived or borne
  by the Advisor(h)                                                    1.55%(i)               1.55%(i)              1.55%(i)
Net investment income(h)                                               1.77%(i)               1.02%(i)              1.02%(i)
Portfolio turnover                                                       16%(g)                 16%(g)                16%(g)
Net assets at end of period (000)                                   $ 2,570                $   257               $   257

  (a)  Net of fees and expenses waived
       or borne by the Advisor
       which amounted to:                                           $ 0.039                $ 0.039               $ 0.039
  (b)  Per share data was calculated using average shares outstanding during the period.
  (c)  Class D shares were redesignated Class C shares on July 1, 1997.
  (d)  The Fund commenced investment operations on March 25, 1996. The activity shown is from effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
  (e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
  (f)  Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
  (g)  Not annualized.
  (h)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
  (i)  Annualized.



--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF COLONIAL VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Value Fund, formerly Colonial Equity Income Fund (the "Fund") (a series of Liberty Funds Trust VI, formerly Colonial Trust VI) at June 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1999

This page left intentionally blank.

This page left intentionally blank.

ANNUAL REPORT: COLONIAL VALUE FUND

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC
(formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------
BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                    LIBERTY
--------------------------------------------------------------------------------

[COLONIAL LOGO]     Colonial has long been a recognized leader in fixed-income investing. In addition, Colonial has distinguished itself
                    with both a traditional value and a more contemporary
                    approach to equity investing.
--------------------------------------------------------------------------------
[Crabbe Huson
 LOGO]              Crabbe Huson's contrarian investment style seeks long-term performance by investing in stocks from high-quality,
                    out-of-favor companies. This risk-averse strategy
                    capitalizes on the potential of these companies to regain
                    market popularity.
--------------------------------------------------------------------------------
[Liberty LOGO]      LAMCO brings institutional money management to individual
                    investors through a disciplined multi-manager investment
                    process that seeks to deliver consistent long-term returns.
--------------------------------------------------------------------------------
[Newport Fund
LOGO]               A leader in Asian investing(TM), Newport has an unparalleled knowledge of Asian economies, business and culture.
--------------------------------------------------------------------------------
[Stein Roe LOGO]    Stein Roe's growth management style emphasizes companies
                    with the ability to create, maintain and grow earnings in different market environments.

              BOSTON * CHICAGO * NEW YORK * PORTLAND * SAN FRANCISCO


That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.

------------------------------------------------------
COLONIAL VALUE FUND       ANNUAL REPORT, JUNE 30, 1999
------------------------------------------------------

LIBERTY                                                                         BULK RATE
ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR                U.S. POSTAGE
Liberty Funds Distributor, Inc. (C) 1999                                        PAID
One Financial Center, Boston, MA  02111-2621, 1-800-426-3750                    Holliston, MA
Visit us at www.libertyfunds.com                                                PERMIT NO. 20


                                                     CV-02/374H-0699(8/99)99/980